Business Combination and Deferred and Contingent Consideration on Acquisitions - Schedule of Deferred and Contingent Consideration (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Deferred and Contingent Consideration [Abstract]
Balance beginning	R$ 277,183	R$ 232,077
Initial recognition of deferred and contingent consideration relating to acquisitions	1,036
Payments	(33,258)	(7,985)
Interest	21,616	53,091
Balance ending	R$ 266,577	R$ 277,183